Subsequent Events (Details) - TM Home Limited	Apr. 03, 2023	Nov. 24, 2021
E-House Enterprise
Subsequent Events
Ownership percentage		70.23%
Alibaba Investment Limited
Subsequent Events
Ownership percentage		29.77%
Subsequent Events | E-House Enterprise
Subsequent Events
Ownership percentage	54.20%
Remaining ownership percentage	35.00%
Transfer of ownership percentage	15.00%
Subsequent Events | Alibaba Investment Limited
Subsequent Events
Ownership percentage	10.80%